Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research And Development Expenses
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 13:-	RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2017	2016	2015
	USD

Clinical and preclinical trials	$3,809	$5,104	$2,814
Salary and related expenses	888	664	663
Patents	234	198	216
Royalties	11	11	61
Laboratory materials	63	38	49
Rent	51	48	47
Depreciation	3	4	4
Others	47	48	50

	$5,106	$6,115	$3,904